Quarterly Holdings Report
for
Fidelity® MSCI Real Estate Index ETF
April 30, 2020
T16-QTLY-0620
1.9862676.105

Schedule of Investments April 30, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – 96.9%
Diversified REITs – 3.4%
Alexander & Baldwin, Inc.	55,456	$ 728,692
American Assets Trust, Inc.	41,148	1,165,311
Armada Hoffler Properties, Inc.	40,007	384,467
Colony Capital, Inc.	375,739	867,957
Empire State Realty Trust, Inc. Class A	119,652	1,000,291
Essential Properties Realty Trust, Inc.	67,774	995,600
Gladstone Commercial Corp.	25,694	405,965
Global Net Lease, Inc.	72,096	1,037,461
iStar, Inc.	52,284	523,886
One Liberty Properties, Inc.	12,073	189,788
PS Business Parks, Inc.	18,023	2,326,589
STORE Capital Corp.	181,028	3,633,232
VEREIT, Inc.	866,492	4,748,376
Washington Real Estate Investment Trust	69,226	1,614,350
WP Carey, Inc.	140,102	9,215,910
		28,837,875
Health Care REITs – 8.1%
CareTrust REIT, Inc.	81,167	1,337,632
Community Healthcare Trust, Inc.	17,418	647,950
Diversified Healthcare Trust	176,860	550,035
Global Medical REIT, Inc.	54,266	565,452
Healthcare Realty Trust, Inc.	116,736	3,430,871
Healthcare Trust of America, Inc. Class A	172,568	4,250,350
Healthpeak Properties, Inc.	405,777	10,607,011
LTC Properties, Inc.	32,081	1,142,083
Medical Properties Trust, Inc.	423,786	7,263,692
National Health Investors, Inc.	35,544	1,957,053
New Senior Investment Group, Inc.	67,187	222,389
Omega Healthcare Investors, Inc.	179,894	5,243,910
Physicians Realty Trust	158,442	2,443,176
Sabra Health Care REIT, Inc.	156,358	2,004,509
Universal Health Realty Income Trust	11,965	1,279,776
Ventas, Inc.	302,609	9,789,401
Welltower, Inc.	329,015	16,855,438
		69,590,728
Hotel & Resort REITs – 2.7%
Apple Hospitality REIT, Inc.	172,931	1,673,972
Ashford Hospitality Trust, Inc.	47,239	38,845
Braemar Hotels & Resorts, Inc.	22,573	70,653
Chatham Lodging Trust	37,921	284,787
CorePoint Lodging, Inc.	24,893	108,285
DiamondRock Hospitality Co.	159,249	992,121
Hersha Hospitality Trust	29,631	154,970
Host Hotels & Resorts, Inc.	587,581	7,233,122
MGM Growth Properties LLC Class A	95,569	2,405,472
Park Hotels & Resorts, Inc.	189,209	1,799,378
Pebblebrook Hotel Trust	102,974	1,219,212
RLJ Lodging Trust	136,956	1,272,321
Ryman Hospitality Properties, Inc.	39,281	1,388,190
Service Properties Trust	129,772	899,320

	Shares	Value

Summit Hotel Properties, Inc.	84,569	$ 512,488
Sunstone Hotel Investors, Inc.	189,317	1,739,823
Xenia Hotels & Resorts, Inc.	90,821	880,964
		22,673,923
Industrial REITs – 10.7%
Americold Realty Trust	150,047	4,589,938
Duke Realty Corp.	301,623	10,466,318
EastGroup Properties, Inc.	32,765	3,473,090
First Industrial Realty Trust, Inc.	109,360	4,130,527
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	52,605	1,472,414
Industrial Logistics Properties Trust	54,078	1,010,718
Lexington Realty Trust	191,537	2,001,562
Monmouth Real Estate Investment Corp. Class A	84,154	1,143,653
Prologis, Inc.	601,010	53,628,122
Rexford Industrial Realty, Inc.	91,866	3,740,783
STAG Industrial, Inc.	117,499	3,084,349
Terreno Realty Corp.	59,191	3,244,851
		91,986,325
Office REITs – 9.1%
Alexandria Real Estate Equities, Inc.	95,288	14,968,792
Boston Properties, Inc.	125,734	12,218,830
Brandywine Realty Trust	143,770	1,604,473
City Office REIT, Inc.	41,087	414,979
Columbia Property Trust, Inc.	94,888	1,355,950
Corporate Office Properties Trust	92,028	2,431,380
Cousins Properties, Inc.	126,706	3,822,720
Douglas Emmett, Inc.	134,678	4,106,332
Easterly Government Properties, Inc.	63,053	1,696,756
Equity Commonwealth	101,415	3,443,039
Franklin Street Properties Corp.	90,264	491,036
Highwoods Properties, Inc.	90,088	3,496,315
Hudson Pacific Properties, Inc.	130,138	3,198,792
JBG SMITH Properties	108,669	3,689,313
Kilroy Realty Corp.	88,777	5,527,256
Mack-Cali Realty Corp.	75,717	1,225,858
Office Properties Income Trust	39,972	1,095,233
Paramount Group, Inc.	147,759	1,425,874
Piedmont Office Realty Trust, Inc. Class A	108,862	1,888,756
SL Green Realty Corp.	64,695	3,432,070
Vornado Realty Trust	138,804	6,082,391
		77,616,145
Residential REITs – 14.6%
American Campus Communities, Inc.	110,981	3,916,519
American Homes 4 Rent Class A	224,292	5,414,409
Apartment Investment & Management Co. Class A	125,953	4,744,649
AvalonBay Communities, Inc.	114,684	18,687,758
Camden Property Trust	79,383	6,991,261
Equity Lifestyle Properties, Inc.	145,634	8,783,187
Equity Residential	304,171	19,789,365

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Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Residential REITs – continued
Essex Property Trust, Inc.	54,536	$ 13,312,238
Front Yard Residential Corp.	46,322	528,534
Independence Realty Trust, Inc.	80,472	810,353
Investors Real Estate Trust	10,026	627,928
Invitation Homes, Inc.	446,333	10,555,775
Mid-America Apartment Communities, Inc.	93,263	10,437,995
NexPoint Residential Trust, Inc.	15,386	462,657
Preferred Apartment Communities, Inc. Class A	39,243	290,791
Sun Communities, Inc.	76,868	10,331,059
UDR, Inc.	245,144	9,185,546
UMH Properties, Inc.	34,707	450,844
		125,320,868
Retail REITs – 8.5%
Acadia Realty Trust	70,307	871,104
Agree Realty Corp.	38,571	2,511,358
Alexander's, Inc.	2,034	641,239
American Finance Trust, Inc.	84,964	655,072
Brixmor Property Group, Inc.	240,770	2,756,816
Cedar Realty Trust, Inc.	28,019	29,420
Federal Realty Investment Trust	61,094	5,087,297
Getty Realty Corp.	30,925	839,923
Kimco Realty Corp.	341,224	3,722,754
Kite Realty Group Trust	67,926	694,883
National Retail Properties, Inc.	138,716	4,527,690
Pennsylvania Real Estate Investment Trust	50,285	50,788
Realty Income Corp.	264,347	14,517,937
Regency Centers Corp.	135,978	5,970,794
Retail Opportunity Investments Corp.	93,787	910,203
Retail Properties of America, Inc. Class A	167,675	1,039,585
Retail Value, Inc.	12,931	187,112
RPT Realty	65,180	444,528
Saul Centers, Inc.	12,679	413,589
Seritage Growth Properties, Class A	28,377	300,229
Simon Property Group, Inc.	249,154	16,636,013
SITE Centers Corp.	125,264	759,100
Spirit Realty Capital, Inc.	80,986	2,491,129
Tanger Factory Outlet Centers, Inc.	75,317	566,384
Taubman Centers, Inc.	50,475	2,175,472
The Macerich Co.	92,132	688,226
Urban Edge Properties	97,942	1,126,333
Urstadt Biddle Properties, Inc. Class A	20,384	297,810
Washington Prime Group, Inc.	120,015	103,189
Weingarten Realty Investors	98,753	1,796,317
Whitestone REIT	29,628	200,878
		73,013,172
Specialized REITs – 39.8%
American Tower Corp.	361,225	85,971,550
CatchMark Timber Trust, Inc. Class A	45,535	357,905

	Shares	Value

CoreCivic, Inc.	96,718	$ 1,268,940
CorEnergy Infrastructure Trust, Inc.	11,258	136,672
CoreSite Realty Corp.	31,566	3,825,484
Crown Castle International Corp.	340,221	54,241,434
CubeSmart	160,891	4,054,453
CyrusOne, Inc.	95,030	6,666,355
Digital Realty Trust, Inc.	214,509	32,066,950
EPR Properties	63,704	1,874,172
Equinix, Inc.	55,623	37,556,650
Extra Space Storage, Inc.	106,092	9,361,558
Four Corners Property Trust, Inc.	55,641	1,245,802
Gaming and Leisure Properties, Inc.	165,516	4,674,172
Iron Mountain, Inc.	235,872	5,703,385
Jernigan Capital, Inc.	18,037	238,088
Lamar Advertising Co. Class A	71,513	4,122,724
Life Storage, Inc.	40,169	3,518,403
National Storage Affiliates Trust	52,506	1,495,371
Outfront Media, Inc.	115,218	1,807,770
PotlatchDeltic Corp.	59,327	2,082,971
Public Storage	127,833	23,706,630
QTS Realty Trust, Inc. Class A	49,953	3,123,561
Rayonier, Inc.	108,082	2,597,210
Safehold, Inc.	12,705	733,841
SBA Communications Corp.	92,921	26,939,656
The Geo Group, Inc.	99,992	1,267,899
Uniti Group, Inc.	158,868	1,121,608
VICI Properties, Inc.	379,081	6,603,591
Weyerhaeuser Co.	609,287	13,325,107
		341,689,912
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		830,728,948
REAL ESTATE MANAGEMENT & DEVELOPMENT – 2.9%
Diversified Real Estate Activities – 0.2%
Five Point Holdings LLC Class A (a)	43,078	242,960
Tejon Ranch Co. (a)	18,470	253,039
The RMR Group, Inc. Class A	11,498	341,030
The St Joe Co. (a)	32,729	598,941
		1,435,970
Real Estate Development – 0.2%
Forestar Group, Inc. (a)	8,915	117,589
The Howard Hughes Corp. (a)	32,462	1,758,142
		1,875,731
Real Estate Operating Companies – 0.2%
FRP Holdings, Inc. (a)	6,713	291,948
Kennedy-Wilson Holdings, Inc.	103,651	1,466,662
		1,758,610
Real Estate Services – 2.3%
Altisource Portfolio Solutions S.A. (a)	9,403	78,515
CBRE Group, Inc. Class A (a)	263,814	11,325,535
Cushman & Wakefield PLC (a)	79,571	968,379
eXp World Holdings, Inc. (a)	27,492	252,377

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Common Stocks – continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Services – continued
Jones Lang LaSalle, Inc.	41,762	$ 4,409,232
Marcus & Millichap, Inc. (a)	21,757	632,041
Newmark Group, Inc. Class A	109,348	424,270
RE/MAX Holdings, Inc. Class A	15,084	396,558
Realogy Holdings Corp.	81,898	355,437
Redfin Corp. (a)	61,436	1,298,143
		20,140,487
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		25,210,798
TOTAL COMMON STOCKS (Cost $971,624,294)		855,939,746
Money Market Fund – 0.3%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.22% (b) (Cost $2,701,000)	2,701,000	2,701,000
TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $974,325,294)		858,640,746
NET OTHER ASSETS (LIABILITIES) (c) – (0.1%)		(1,070,060)
NET ASSETS – 100.0%		$ 857,570,686

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $159,900 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Dow Jones U.S. Real Estate Index Future Contracts	41	June 2020	$1,227,130	$25,997	$25,997
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to
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Schedule of Investments (Unaudited)–continued
the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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